Accumulated other comprehensive income (loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (522)	[1]	$ 11,202	[1]	$ 1,119	[1]
Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1,985)		5,427		(960)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1,487	[1]	5,775	[1]	2,079	[1]
Foreign Currency Translation Adjustment Net Of Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(24)	[1]	0	[1]	0	[1]
Foreign Currency Translation Adjustment Net Of Hedges [Member] | Segment, Discontinued Operations [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(24)		0		0
Designated as Hedging Instrument [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	333		0		0
Interest Income [Member] | Derivative Financial Instruments, Assets [Member] | Foreign Exchange Forward [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1,472)		(564)		(124)
Interest Income [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	2		0		0
Interest Expense [Member] | Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	31		(169)		172
Gain Loss On Sale Of Available-for-sale Securities [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1,152		5,775		2,079
Foreign Currency Gain (Loss) [Member] | Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (544)		$ 6,160		$ (1,008)

[1]	Reclassification adjustments include amounts recognized in net income during the current period that had been part of other comprehensive income (loss) in this and previous periods.